Distribution Date:	10/18/21	Wells Fargo Commercial Mortgage Trust 2016-C33
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2016-C33

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue,2nd Floor, J0127-023 | New York, NY 10152
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Master Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Kathleen Luzik	(703) 302-1902
Mortgage Loan Detail (Part 1)	13-15		2011 Crystal Drive,Suite 800 | Arlington, VA 22202
Mortgage Loan Detail (Part 2)	16-18	Special Servicer	Rialto Capital Advisors, LLC
Principal Prepayment Detail	19		General	(305) 229-6465
Historical Detail	20		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Delinquency Loan Detail	21	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	22		David Rodgers	(212) 230-9025
Specially Serviced Loan Detail - Part 1	23		600 Third Avenue,40th Floor | New York, NY 10016
Specially Serviced Loan Detail - Part 2	24	Certificate Administrator	Wells Fargo Bank, N.A.
Modified Loan Detail	25		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Historical Liquidated Loan Detail	26		9062 Old Annapolis Road, | Columbia, MD 21045
Historical Bond / Collateral Loss Reconciliation Detail	27	Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	28		General Contact	(302) 636-4140
Supplemental Notes	29		1100 North Market St., | Wilmington, DE 19890

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	95000LAW3	1.775000%	30,449,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000LAX1	2.785000%	84,502,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95000LAY9	3.162000%	150,000,000.00	122,975,487.98	0.00	324,040.41	0.00	0.00	324,040.41	122,975,487.98	37.80%	30.00%
A-4	95000LAZ6	3.426000%	191,116,000.00	191,116,000.00	0.00	545,636.18	0.00	0.00	545,636.18	191,116,000.00	37.80%	30.00%
A-SB	95000LBA0	3.185000%	42,486,000.00	38,171,143.20	740,558.66	101,312.58	0.00	0.00	841,871.24	37,430,584.54	37.80%	30.00%
A-S	95000LBB8	3.749000%	53,416,000.00	53,416,000.00	0.00	166,880.49	0.00	0.00	166,880.49	53,416,000.00	28.35%	22.50%
B	95000LBE2	4.506000%	38,282,000.00	38,282,000.00	0.00	143,748.91	0.00	0.00	143,748.91	38,282,000.00	21.58%	17.13%
C	95000LBF9	3.896000%	32,050,000.00	32,050,000.00	0.00	104,055.67	0.00	0.00	104,055.67	32,050,000.00	15.91%	12.63%
D	95000LAJ2	3.123000%	35,611,000.00	35,611,000.00	0.00	92,677.63	0.00	0.00	92,677.63	35,611,000.00	9.61%	7.63%
E	95000LAL7	2.973000%	16,915,000.00	16,915,000.00	0.00	41,906.91	0.00	0.00	41,906.91	16,915,000.00	6.62%	5.25%
F	95000LAN3	2.973000%	7,122,000.00	7,122,000.00	0.00	17,644.76	0.00	0.00	17,644.76	7,122,000.00	5.36%	4.25%
G*	95000LAQ6	2.973000%	30,270,087.00	30,270,087.00	0.00	27,605.07	0.00	0.00	27,605.07	30,270,087.00	0.00%	0.00%
V	95000LAS2	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95000LAU7	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			712,219,087.02	565,928,718.18	740,558.66	1,565,508.61	0.00	0.00	2,306,067.27	565,188,159.52

Notional Certificates
X-A	95000LBC6	1.607655%	551,969,000.00	405,678,631.18	0.00	543,492.69	0.00	0.00	543,492.69	404,938,072.52
X-B	95000LBD4	0.745455%	70,332,000.00	70,332,000.00	0.00	43,691.12	0.00	0.00	43,691.12	70,332,000.00
X-D	95000LAA1	1.850481%	35,611,000.00	35,611,000.00	0.00	54,914.55	0.00	0.00	54,914.55	35,611,000.00
X-E	95000LAC7	2.000481%	16,915,000.00	16,915,000.00	0.00	28,198.44	0.00	0.00	28,198.44	16,915,000.00
X-F	95000LAE3	2.000481%	7,122,000.00	7,122,000.00	0.00	11,872.85	0.00	0.00	11,872.85	7,122,000.00
X-G	95000LAG8	2.000481%	30,270,087.00	30,270,087.00	0.00	50,462.27	0.00	0.00	50,462.27	30,270,087.00
Notional SubTotal			712,219,087.00	565,928,718.18	0.00	732,631.92	0.00	0.00	732,631.92	565,188,159.52

Deal Distribution Total					740,558.66	2,298,140.53	0.00	0.00	3,038,699.19

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000LAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000LAX1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95000LAY9	819.83658653	0.00000000	2.16026940	0.00000000	0.00000000	0.00000000	0.00000000	2.16026940	819.83658653
A-4	95000LAZ6	1,000.00000000	0.00000000	2.85500000	0.00000000	0.00000000	0.00000000	0.00000000	2.85500000	1,000.00000000
A-SB	95000LBA0	898.44050275	17.43065151	2.38461093	0.00000000	0.00000000	0.00000000	0.00000000	19.81526244	881.00985125
A-S	95000LBB8	1,000.00000000	0.00000000	3.12416673	0.00000000	0.00000000	0.00000000	0.00000000	3.12416673	1,000.00000000
B	95000LBE2	1,000.00000000	0.00000000	3.75500000	0.00000000	0.00000000	0.00000000	0.00000000	3.75500000	1,000.00000000
C	95000LBF9	1,000.00000000	0.00000000	3.24666677	0.00000000	0.00000000	0.00000000	0.00000000	3.24666677	1,000.00000000
D	95000LAJ2	1,000.00000000	0.00000000	2.60250007	0.00000000	0.00000000	0.00000000	0.00000000	2.60250007	1,000.00000000
E	95000LAL7	1,000.00000000	0.00000000	2.47749985	0.00000000	0.00000000	0.00000000	0.00000000	2.47749985	1,000.00000000
F	95000LAN3	1,000.00000000	0.00000000	2.47750070	0.00000000	0.00000000	0.00000000	0.00000000	2.47750070	1,000.00000000
G	95000LAQ6	1,000.00000000	0.00000000	0.91195873	1.56554126	23.45083217	0.00000000	0.00000000	0.91195873	1,000.00000000
V	95000LAS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95000LAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000LBC6	734.96633177	0.00000000	0.98464350	0.00000000	0.00000000	0.00000000	0.00000000	0.98464350	733.62466465
X-B	95000LBD4	1,000.00000000	0.00000000	0.62121253	0.00000000	0.00000000	0.00000000	0.00000000	0.62121253	1,000.00000000
X-D	95000LAA1	1,000.00000000	0.00000000	1.54206706	0.00000000	0.00000000	0.00000000	0.00000000	1.54206706	1,000.00000000
X-E	95000LAC7	1,000.00000000	0.00000000	1.66706710	0.00000000	0.00000000	0.00000000	0.00000000	1.66706710	1,000.00000000
X-F	95000LAE3	1,000.00000000	0.00000000	1.66706684	0.00000000	0.00000000	0.00000000	0.00000000	1.66706684	1,000.00000000
X-G	95000LAG8	1,000.00000000	0.00000000	1.66706723	0.00000000	0.00000000	0.00000000	0.00000000	1.66706723	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	09/01/21 - 09/30/21	30	0.00	324,040.41	0.00	324,040.41	0.00	0.00	0.00	324,040.41	0.00
A-4	09/01/21 - 09/30/21	30	0.00	545,636.18	0.00	545,636.18	0.00	0.00	0.00	545,636.18	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	101,312.58	0.00	101,312.58	0.00	0.00	0.00	101,312.58	0.00
X-A	09/01/21 - 09/30/21	30	0.00	543,492.69	0.00	543,492.69	0.00	0.00	0.00	543,492.69	0.00
X-B	09/01/21 - 09/30/21	30	0.00	43,691.12	0.00	43,691.12	0.00	0.00	0.00	43,691.12	0.00
X-D	09/01/21 - 09/30/21	30	0.00	54,914.55	0.00	54,914.55	0.00	0.00	0.00	54,914.55	0.00
X-E	09/01/21 - 09/30/21	30	0.00	28,198.44	0.00	28,198.44	0.00	0.00	0.00	28,198.44	0.00
X-F	09/01/21 - 09/30/21	30	0.00	11,872.85	0.00	11,872.85	0.00	0.00	0.00	11,872.85	0.00
X-G	09/01/21 - 09/30/21	30	0.00	50,462.27	0.00	50,462.27	0.00	0.00	0.00	50,462.27	0.00
A-S	09/01/21 - 09/30/21	30	0.00	166,880.49	0.00	166,880.49	0.00	0.00	0.00	166,880.49	0.00
B	09/01/21 - 09/30/21	30	0.00	143,748.91	0.00	143,748.91	0.00	0.00	0.00	143,748.91	0.00
C	09/01/21 - 09/30/21	30	0.00	104,055.67	0.00	104,055.67	0.00	0.00	0.00	104,055.67	0.00
D	09/01/21 - 09/30/21	30	0.00	92,677.63	0.00	92,677.63	0.00	0.00	0.00	92,677.63	0.00
E	09/01/21 - 09/30/21	30	0.00	41,906.91	0.00	41,906.91	0.00	0.00	0.00	41,906.91	0.00
F	09/01/21 - 09/30/21	30	0.00	17,644.76	0.00	17,644.76	0.00	0.00	0.00	17,644.76	0.00
G	09/01/21 - 09/30/21	30	660,832.45	74,994.14	0.00	74,994.14	47,389.07	0.00	0.00	27,605.07	709,858.73
Totals			660,832.45	2,345,529.60	0.00	2,345,529.60	47,389.07	0.00	0.00	2,298,140.53	709,858.73

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 29

Additional Information
Total Available Distribution Amount (1)	3,038,699.19
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,358,233.59	Master Servicing Fee	6,903.36
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,798.66
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	235.80
ARD Interest	0.00	Operating Advisor Fee	1,226.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	330.13
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,358,233.59	Total Fees	12,703.95

Principal		Expenses/Reimbursements
Scheduled Principal	740,558.66	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	24,439.09
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	22,949.98
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	740,558.66	Total Expenses/Reimbursements	47,389.07

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,298,140.53
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	740,558.66
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,038,699.19
Total Funds Collected	3,098,792.25	Total Funds Distributed	3,098,792.21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	565,928,718.22	565,928,718.22	Beginning Certificate Balance	565,928,718.18
(-) Scheduled Principal Collections	740,558.66	740,558.66	(-) Principal Distributions	740,558.66
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	565,188,159.56	565,188,159.56	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	567,070,584.89	567,070,584.89	Ending Certificate Balance	565,188,159.52
Ending Actual Collateral Balance	566,378,367.36	566,378,367.36

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.04)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.04)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.97%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	9	71,841,026.23	12.71%	50	5.0042	NAP	Defeased	9	71,841,026.23	12.71%	50	5.0042	NAP
1,000,000 or less	3	2,633,499.93	0.47%	52	4.6951	2.053551	1.20 or less	16	149,721,556.46	26.49%	51	5.0727	0.438281
1,000,001 to 2,000,000	12	17,226,799.47	3.05%	52	4.6782	1.942029	1.21 to 1.30	6	40,719,735.30	7.20%	51	4.9140	1.255420
2,000,001 to 3,000,000	8	20,502,591.06	3.63%	52	4.9238	1.205998	1.31 to 1.40	3	7,825,163.82	1.38%	53	5.5658	1.331207
3,000,001 to 4,000,000	7	24,204,659.08	4.28%	51	4.8704	2.112199	1.41 to 1.50	3	12,053,824.76	2.13%	49	4.8546	1.444636
4,000,001 to 5,000,000	4	18,642,511.93	3.30%	52	4.7128	1.146889	1.51 to 1.75	13	139,200,616.80	24.63%	52	4.9671	1.585396
5,000,001 to 6,000,000	3	17,338,076.94	3.07%	50	5.2600	1.503518	1.76 to 2.00	9	48,511,655.67	8.58%	52	5.1466	1.857568
6,000,001 to 7,000,000	4	25,589,831.43	4.53%	52	4.9827	2.086024	2.01 to 2.25	3	6,776,678.50	1.20%	51	5.0456	2.173007
7,000,001 to 8,000,000	2	14,601,462.81	2.58%	52	5.4753	0.804632	2.26 to 2.50	2	2,060,842.68	0.36%	53	4.0695	2.325692
8,000,001 to 9,000,000	2	17,322,803.13	3.06%	51	4.9453	2.423965	2.51 to 2.75	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	3	28,770,091.54	5.09%	52	5.2792	1.523942	2.76 or greater	8	86,477,059.34	15.30%	51	4.8719	3.391232
10,000,001 to 15,000,000	8	95,164,268.84	16.84%	52	5.1282	1.356929	Totals	72	565,188,159.56	100.00%	51	5.0004	1.584527
15,000,001 to 20,000,000	1	16,720,259.94	2.96%	51	4.8600	1.284300
20,000,001 to 30,000,000	3	71,256,116.65	12.61%	50	5.0047	0.291223
30,000,001 to 50,000,000	3	123,374,160.58	21.83%	52	4.9029	2.299281
50,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	72	565,188,159.56	100.00%	51	5.0004	1.584527
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	13	71,841,026.23	12.71%	50	5.0042	NAP	Washington, DC	1	6,029,845.80	1.07%	53	4.1400	4.300000
Alabama	8	20,069,342.28	3.55%	52	5.1161	1.416261	Wyoming	1	3,349,534.09	0.59%	53	5.2500	1.502300
Arizona	1	1,300,000.00	0.23%	53	4.6800	5.390700	Totals	95	565,188,159.56	100.00%	51	5.0004	1.584527
California	3	16,141,685.99	2.86%	51	4.8304	2.946677
									Property Type³
Colorado	1	2,625,608.20	0.46%	52	5.3000	2.804100
Florida	6	51,677,967.60	9.14%	51	5.0504	2.373904		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	2	10,340,069.93	1.83%	52	5.0474	1.305707		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	1	11,992,439.57	2.12%	53	5.1500	0.922900	Defeased	13	71,841,026.23	12.71%	50	5.0042	NAP
Louisiana	2	6,226,837.62	1.10%	51	5.0686	1.427076	Industrial	1	3,946,652.84	0.70%	50	4.7700	2.199400
Maryland	2	22,702,529.26	4.02%	50	4.7936	1.319689	Lodging	11	84,265,298.60	14.91%	51	5.5540	0.466278
Michigan	6	64,748,380.45	11.46%	51	4.7361	1.362455	Mobile Home Park	5	16,014,266.33	2.83%	53	5.5202	1.667469
Mississippi	1	3,491,393.08	0.62%	50	5.2500	1.075200	Multi-Family	16	59,917,634.40	10.60%	52	4.4695	1.838539
Nevada	1	3,436,760.91	0.61%	51	4.7300	3.258000	Office	7	144,115,634.08	25.50%	52	4.9035	1.449381
New Jersey	1	10,300,176.54	1.82%	53	5.7900	(1.413000)	Retail	25	123,592,366.15	21.87%	51	4.9777	1.424001
New York	16	105,692,048.32	18.70%	52	4.7069	1.451954	Self Storage	17	61,495,280.93	10.88%	52	4.9064	3.227001
North Carolina	2	24,901,398.38	4.41%	50	4.9470	0.855665	Totals	95	565,188,159.56	100.00%	51	5.0004	1.584527
Ohio	2	8,814,526.96	1.56%	53	5.6924	1.687460
Oklahoma	1	2,178,934.74	0.39%	52	5.2600	1.905000
Oregon	1	6,365,000.00	1.13%	52	4.8800	3.455200
Pennsylvania	1	1,085,000.00	0.19%	52	5.2400	1.772800
South Carolina	1	3,095,990.92	0.55%	53	5.3500	1.705100
Tennessee	1	7,246,276.79	1.28%	54	6.1100	0.347800
Texas	14	58,431,103.72	10.34%	52	5.0953	2.330611
Virginia	5	14,986,329.10	2.65%	52	5.7535	1.713474
Washington	1	26,117,953.08	4.62%	51	5.4900	(0.583400)

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	71,841,026.23	12.71%	50	5.0042	NAP	Defeased	9	71,841,026.23	12.71%	50	5.0042	NAP
	4.000% or less	4	6,389,412.28	1.13%	53	3.9333	1.510783	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	8	26,471,986.08	4.68%	52	4.0977	1.850583	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	2	1,723,499.93	0.30%	53	4.2859	2.291599	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	6	79,097,828.57	13.99%	51	4.6184	1.637178	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	13	157,777,997.37	27.92%	51	4.8765	2.073071	49 months or greater	63	493,347,133.33	87.29%	52	4.9998	1.557027
	5.001% to 5.250%	12	125,290,485.30	22.17%	52	5.1825	1.565533	Totals	72	565,188,159.56	100.00%	51	5.0004	1.584527
	5.251% to 5.500%	10	48,408,075.96	8.56%	52	5.4200	0.280290
	5.501% to 5.750%	3	18,291,581.29	3.24%	52	5.6031	1.649089
	5.751% to 6.000%	4	22,649,989.76	4.01%	53	5.8491	0.290603
	6.001% or greater	1	7,246,276.79	1.28%	54	6.1100	0.347800
	Totals	72	565,188,159.56	100.00%	51	5.0004	1.584527
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	71,841,026.23	12.71%	50	5.0042	NAP	Defeased	9	71,841,026.23	12.71%	50	5.0042	NAP
	60 months or less	63	493,347,133.33	87.29%	52	4.9998	1.557027	Interest Only	11	119,496,000.00	21.14%	52	4.7289	2.431309
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	180 months or less	2	6,944,890.92	1.23%	53	4.1611	4.028578
	Totals	72	565,188,159.56	100.00%	51	5.0004	1.584527	181 months to 300 months	49	363,616,948.32	64.34%	52	5.1134	1.220850
								301 months to 420 months	1	3,289,294.09	0.58%	52	4.0500	1.740000
								421 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	72	565,188,159.56	100.00%	51	5.0004	1.584527
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	9	71,841,026.23	12.71%	50	5.0042	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	54	475,261,234.35	84.09%	52	5.0202	1.576673
	13 to 24 months	9	18,085,898.98	3.20%	52	4.4645	1.040785
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	72	565,188,159.56	100.00%	51	5.0004	1.584527
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	310932164	SS	Various	Various	Actual/360	4.880%	199,266.67	0.00	0.00	N/A	02/11/26	--	49,000,000.00	49,000,000.00	10/11/21
3	310934113	OF	New York	NY	Actual/360	4.657%	157,173.75	0.00	0.00	N/A	02/06/26	--	40,500,000.00	40,500,000.00	10/06/21
4	305670004	OF	Garden City	NY	Actual/360	5.230%	147,878.86	55,978.41	0.00	N/A	03/09/26	--	33,930,138.99	33,874,160.58	10/09/21
5	305670005	LO	Seattle	WA	Actual/360	5.490%	119,681.60	41,959.50	0.00	N/A	01/01/26	--	26,159,912.58	26,117,953.08	07/01/20
6	28000832	RT	Allen Park	MI	Actual/360	4.521%	91,660.44	45,481.70	0.00	N/A	12/06/25	--	24,329,246.89	24,283,765.19	10/06/21
7	600931985	OF	Raleigh	NC	Actual/360	4.960%	86,349.29	36,558.03	0.00	N/A	12/11/25	--	20,890,956.41	20,854,398.38	09/11/21
8	300571484	SS	Various	Various	Actual/360	5.000%	84,111.80	28,513.38	0.00	N/A	11/06/25	--	20,186,831.52	20,158,318.14	10/06/21
9	310930530	OF	Silver Spring	MD	Actual/360	4.860%	67,822.15	25,950.77	0.00	N/A	01/11/26	--	16,746,210.71	16,720,259.94	10/11/21
10	305670010	OF	Southfield	MI	Actual/360	4.752%	58,869.43	22,004.59	0.00	N/A	01/06/26	--	14,866,016.64	14,844,012.05	10/06/21
12	410932044	OF	Englewood	CO	Actual/360	4.580%	53,433.33	0.00	0.00	N/A	11/11/25	--	14,000,000.00	14,000,000.00	10/11/21
14	300571491	MF	Jacksonville	FL	Actual/360	5.170%	57,698.76	16,181.22	0.00	N/A	02/06/26	--	13,392,362.26	13,376,181.04	10/06/21
15	28000758	LO	Panama City Beach	FL	Actual/360	5.200%	51,610.58	20,322.95	0.00	N/A	10/01/25	--	11,910,134.23	11,889,811.28	10/01/21
16	305670016	RT	McHenry	IL	Actual/360	5.150%	51,542.78	17,529.54	0.00	N/A	03/05/26	--	12,009,969.11	11,992,439.57	10/05/21
17	28000828	MF	Indianapolis	IN	Actual/360	4.935%	50,110.64	16,496.38	0.00	N/A	12/06/25	--	12,184,958.53	12,168,462.15	10/06/21
18	300571486	MF	Jacksonville	FL	Actual/360	4.822%	48,107.33	15,406.68	0.00	N/A	02/06/26	--	11,971,961.75	11,956,555.07	10/06/21
19	305670019	RT	Various	AL	Actual/360	5.084%	45,540.76	18,140.37	0.00	N/A	03/06/26	--	10,749,196.67	10,731,056.30	10/06/21
20	300571503	LO	Parsippany	NJ	Actual/360	5.790%	49,773.52	15,578.46	0.00	N/A	03/06/26	--	10,315,755.00	10,300,176.54	03/06/21
21	300571496	LO	Amarillo	TX	Actual/360	5.250%	44,146.52	16,595.89	0.00	N/A	03/06/26	--	10,090,632.88	10,074,036.99	10/06/21
22	310931239	RT	Humble	TX	Actual/360	5.200%	42,831.58	16,197.84	0.00	N/A	03/11/26	--	9,884,210.24	9,868,012.40	10/11/21
23	300571485	RT	Cockrell Hill	TX	Actual/360	5.520%	43,650.84	12,257.78	0.00	N/A	02/06/26	--	9,489,312.11	9,477,054.33	10/06/21
24	300571493	RT	Dahlonega	GA	Actual/360	5.120%	40,265.70	12,247.61	0.00	N/A	02/06/26	--	9,437,272.42	9,425,024.81	10/06/21
25	305670025	OF	Clinton Township	MI	Actual/360	4.990%	36,335.28	15,140.94	0.00	N/A	01/06/26	--	8,737,944.07	8,722,803.13	10/06/21
27	305670027	IN	Memphis	TN	Actual/360	5.190%	37,347.78	13,387.85	0.00	N/A	03/01/26	--	8,635,324.39	8,621,936.54	10/01/21
28	470097220	MF	Washington	DC	Actual/360	4.140%	20,952.24	43,265.96	0.00	N/A	03/01/26	--	6,073,111.76	6,029,845.80	10/01/21
29	410930504	OF	Stockton	CA	Actual/360	4.900%	35,116.67	0.00	0.00	N/A	02/11/26	--	8,600,000.00	8,600,000.00	10/11/21
30	305670030	LO	Columbia	TN	Actual/360	6.110%	36,975.86	15,758.56	0.00	N/A	04/05/26	--	7,262,035.35	7,246,276.79	05/05/20
31	305670031	RT	Midland	MI	Actual/360	4.850%	29,772.17	11,123.95	0.00	N/A	12/06/25	--	7,366,309.97	7,355,186.02	10/06/21
32	410933179	RT	Canton	MI	Actual/360	4.950%	28,183.82	11,848.93	0.00	N/A	02/11/26	--	6,832,441.64	6,820,592.71	10/11/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
33	305670033	MH	Heath	OH	Actual/360	5.750%	31,699.81	10,054.83	0.00	N/A	03/05/26	--	6,615,612.59	6,605,557.76	10/05/21
34	28000838	RT	Pell City	AL	Actual/360	5.021%	25,709.33	10,596.67	0.00	N/A	01/06/26	--	6,144,431.83	6,133,835.16	10/06/21
35	28000856	LO	Chesapeake	VA	Actual/360	5.820%	28,643.11	13,474.23	0.00	N/A	02/06/26	--	5,905,794.98	5,892,320.75	10/06/21
36	303401010	RT	Edgewood	MD	Actual/360	4.608%	23,007.70	9,319.02	0.00	N/A	08/01/25	--	5,991,588.34	5,982,269.32	10/01/21
37	300571490	MF	Dallas	TX	Actual/360	4.950%	23,298.63	9,795.11	0.00	N/A	11/06/25	--	5,648,151.77	5,638,356.66	10/06/21
38	305670038	SS	Various	Various	Actual/360	5.370%	24,483.55	7,696.88	0.00	N/A	03/01/26	--	5,471,183.75	5,463,486.87	10/01/21
39	305670039	MH	Irving	TX	Actual/360	5.750%	24,810.47	7,869.61	0.00	N/A	03/01/26	--	5,177,838.10	5,169,968.49	10/01/21
40	300571499	LO	Fredericksburg	VA	Actual/360	5.970%	22,649.33	10,116.58	0.00	N/A	03/06/26	--	4,552,628.51	4,542,511.93	10/06/21
41	470098630	MF	New York	NY	Actual/360	4.060%	16,916.67	0.00	0.00	N/A	03/01/26	--	5,000,000.00	5,000,000.00	10/01/21
42	410932066	RT	San Antonio	TX	Actual/360	4.800%	18,400.00	0.00	0.00	N/A	01/11/26	--	4,600,000.00	4,600,000.00	10/11/21
43	470098160	MF	Long Beach	NY	Actual/360	4.080%	15,300.00	0.00	0.00	N/A	02/01/26	--	4,500,000.00	4,500,000.00	10/01/21
44	410932422	IN	Sacramento	CA	Actual/360	4.770%	15,712.78	6,247.07	0.00	N/A	12/11/25	--	3,952,899.91	3,946,652.84	10/11/21
45	28000827	LO	Canton	MS	Actual/360	5.250%	15,312.72	8,657.19	0.00	N/A	12/06/25	--	3,500,050.27	3,491,393.08	03/06/21
46	410932572	SS	Glendora	CA	Actual/360	4.730%	14,196.01	6,491.58	0.00	N/A	01/01/26	--	3,601,524.73	3,595,033.15	10/01/21
47	410932551	SS	Sparks	NV	Actual/360	4.730%	13,571.03	6,205.79	0.00	N/A	01/01/26	--	3,442,966.70	3,436,760.91	10/01/21
48	470098080	MF	Port Chester	NY	Actual/360	4.050%	11,113.60	3,623.27	0.00	N/A	02/01/26	--	3,292,917.36	3,289,294.09	10/01/21
49	300571495	RT	Sheridan	WY	Actual/360	5.250%	14,671.56	3,965.31	0.00	N/A	03/06/26	--	3,353,499.40	3,349,534.09	10/06/21
50	305670050	MH	Summerville	SC	Actual/360	5.350%	13,825.35	5,021.11	0.00	N/A	03/05/26	--	3,101,012.03	3,095,990.92	10/05/21
51	28000830	LO	Lake Charles	LA	Actual/360	5.300%	12,378.72	6,891.72	0.00	N/A	12/06/25	--	2,802,729.34	2,795,837.62	08/06/19
52	470098140	MF	New York	NY	Actual/360	4.120%	10,300.00	0.00	0.00	N/A	02/01/26	--	3,000,000.00	3,000,000.00	10/01/21
56	470098470	MF	Brooklyn	NY	Actual/360	3.920%	8,761.83	5,422.61	0.00	N/A	02/01/26	--	2,682,191.74	2,676,769.13	10/01/21
57	410931580	RT	Shelby Township	MI	Actual/360	4.910%	11,157.17	4,782.87	0.00	N/A	01/11/26	--	2,726,804.22	2,722,021.35	10/11/21
58	28000845	RT	Aurora	CO	Actual/360	5.300%	11,615.52	4,321.72	0.00	N/A	02/06/26	--	2,629,929.92	2,625,608.20	10/06/21
59	305670059	MH	Clifton	CO	Actual/360	5.230%	10,563.51	3,761.60	0.00	N/A	02/05/26	--	2,423,750.77	2,419,989.17	10/05/21
60	305670060	MH	Geneva	OH	Actual/360	5.520%	10,185.16	5,196.90	0.00	N/A	03/06/26	--	2,214,166.10	2,208,969.20	10/06/21
61	300571500	RT	Jasper	AL	Actual/360	5.380%	10,303.39	3,703.68	0.00	N/A	03/06/26	--	2,298,154.50	2,294,450.82	10/06/21
62	300571492	SS	Columbia	SC	Actual/360	5.050%	9,499.01	3,161.21	0.00	N/A	11/06/25	--	2,257,190.49	2,254,029.28	10/06/21
63	305670063	MH	Nicoma Park	OK	Actual/360	5.260%	9,564.81	3,150.12	0.00	N/A	02/05/26	--	2,182,084.86	2,178,934.74	10/05/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
64	470098500	MF	New York	NY	Actual/360	4.120%	6,779.02	3,876.88	0.00	N/A	02/01/26	--	1,974,472.23	1,970,595.35	10/01/21
65	300571502	LO	Richmond	VA	Actual/360	5.970%	9,548.25	4,264.83	0.00	N/A	03/06/26	--	1,919,245.37	1,914,980.54	10/06/21
66	305670066	MH	Plattsburgh	NY	Actual/360	5.300%	8,515.16	3,146.24	0.00	N/A	03/01/26	--	1,927,959.95	1,924,813.71	10/01/21
67	600932731	RT	Virginia Beach	VA	Actual/360	4.900%	6,690.05	2,863.03	0.00	N/A	02/11/26	--	1,638,378.91	1,635,515.88	10/11/21
68	470097890	MF	New York	NY	Actual/360	4.120%	4,921.21	2,828.54	0.00	N/A	01/01/26	--	1,433,362.26	1,430,533.72	10/01/21
69	470098270	MF	Rockville Centre	NY	Actual/360	3.940%	4,561.72	2,784.70	0.00	N/A	03/01/26	--	1,389,357.29	1,386,572.59	10/01/21
70	305670070	SS	Parker	FL	Actual/360	5.760%	6,778.07	2,131.11	0.00	N/A	04/01/26	--	1,412,096.91	1,409,965.80	10/01/21
71	470098550	MF	Garden City	NY	Actual/360	3.940%	4,120.27	2,515.21	0.00	N/A	03/01/26	--	1,254,903.08	1,252,387.87	10/01/21
72	470098250	MF	New York	NY	Actual/360	4.120%	4,306.06	2,474.97	0.00	N/A	01/01/26	--	1,254,192.09	1,251,717.12	10/01/21
73	300571494	RT	Avondale	AZ	Actual/360	4.680%	5,070.00	0.00	0.00	N/A	03/06/26	--	1,300,000.00	1,300,000.00	10/06/21
74	470098110	MF	Atlanta	GA	Actual/360	4.300%	3,302.24	6,510.31	0.00	N/A	03/01/26	--	921,555.43	915,045.12	10/01/21
75	470098770	MF	Yonkers	NY	Actual/360	3.950%	3,541.29	2,153.16	0.00	N/A	03/01/26	--	1,075,835.85	1,073,682.69	10/01/21
76	28000848	RT	Albion	PA	Actual/360	5.240%	4,737.83	0.00	0.00	02/06/26	02/06/31	--	1,085,000.00	1,085,000.00	10/06/21
77	28000852	RT	Rural Retreat	VA	Actual/360	5.360%	4,471.13	0.00	0.00	02/06/26	02/06/31	--	1,001,000.00	1,001,000.00	10/06/21
78	28000850	RT	Mount Vernon	AL	Actual/360	5.470%	4,148.08	0.00	0.00	02/06/26	02/06/31	--	910,000.00	910,000.00	10/06/21
79	470098350	MF	New York	NY	Actual/360	4.270%	2,882.29	1,555.71	0.00	N/A	02/01/26	--	810,010.52	808,454.81	10/01/21
Totals							2,358,233.59	740,558.66	0.00				565,928,718.22	565,188,159.56
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	6,183,065.66	2,100,715.25	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	72,125,901.79	34,134,938.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,307,466.43	1,908,376.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	(413,086.20)	(155,690.90)	01/01/21	03/31/21	09/13/21	2,538,611.50	56,942.80	149,727.97	2,415,487.10	679,807.02	0.00
6	2,498,286.91	1,066,968.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	5,932.38	0.00
7	2,034,762.66	363,088.75	01/01/21	06/30/21	--	0.00	0.00	122,341.53	122,341.53	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	1,791,738.97	839,528.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,608,691.06	480,697.44	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	1,515,716.00	821,693.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,403,903.60	2,684,336.08	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	971,401.41	411,819.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,242,142.86	656,062.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,205,320.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	(225,344.91)	01/01/21	03/31/21	06/11/21	0.00	0.00	65,229.91	457,156.00	121,283.70	0.00
21	697,447.93	977,335.79	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,158,535.79	643,868.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,052,972.97	579,799.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	765,675.96	382,837.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,190,162.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	3,612,400.00	3,316,091.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,498,624.49	738,715.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	317,577.00	0.00	--	--	06/11/21	378,720.30	44,579.88	50,721.75	876,476.93	58,101.51	0.00
31	769,387.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	633,780.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	919,560.70	460,401.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	596,308.58	273,136.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	581,397.32	1,063,280.87	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	653,988.10	319,542.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	501,757.97	235,729.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	337,649.93	147,356.21	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	79,298.00	86,745.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
42	408,083.94	204,041.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	230,628.00	200,804.00	06/01/19	05/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
44	599,580.20	313,389.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	363,934.64	0.00	--	--	08/11/21	119,164.21	16,412.98	23,407.64	165,786.73	0.00	0.00
46	775,263.78	399,557.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	714,725.41	393,804.43	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	327,436.00	307,464.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
49	270,630.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	367,812.14	98,068.71	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	74,239.00	(148,761.30)	01/01/20	09/30/20	08/11/21	2,354,205.90	192,416.40	8,849.34	456,344.18	34,876.45	0.00
52	153,569.00	152,924.00	11/01/19	10/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
56	161,036.00	177,017.00	07/01/19	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
57	279,893.01	148,040.57	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	466,752.98	287,283.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	253,313.00	254,287.62	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	181,518.31	123,775.07	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	263,283.00	148,635.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
64	151,403.00	146,096.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
65	386,788.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	203,729.84	89,641.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	267,339.00	103,261.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	143,448.00	163,945.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
69	149,398.00	160,899.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	168,540.00	184,198.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
72	161,862.00	126,773.00	11/01/19	10/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
73	333,439.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
74	158,851.00	263,244.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
75	125,170.00	91,804.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	51,850.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
77	0.00	47,577.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
78	81,915.53	40,958.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
79	105,646.00	125,129.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	119,171,065.67	58,967,737.17				5,390,701.91	310,352.06	420,278.14	4,493,592.47	900,001.06	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	5	49,951,637.11	0	0.00	3	13,533,507.49	0	0.00	0	0.00	0	0.00	5.000359%	4.949323%	51
09/17/21	0	0.00	0	0.00	5	50,040,482.54	0	0.00	3	13,564,814.96	0	0.00	0	0.00	0	0.00	5.000418%	4.949364%	52
08/17/21	0	0.00	0	0.00	5	50,121,134.04	0	0.00	3	13,593,824.72	0	0.00	0	0.00	1	8,817,204.96	5.000464%	4.949392%	54
07/16/21	0	0.00	0	0.00	5	50,201,397.59	0	0.00	3	13,622,693.05	0	0.00	0	0.00	0	0.00	4.999888%	4.945483%	54
06/17/21	1	4,581,182.86	0	0.00	5	50,289,080.07	0	0.00	3	13,653,579.56	0	0.00	0	0.00	0	0.00	4.999944%	4.945521%	55
05/17/21	0	0.00	0	0.00	5	50,368,535.66	1	7,320,610.27	2	6,361,546.19	0	0.00	0	0.00	0	0.00	4.999988%	4.945547%	56
04/16/21	0	0.00	0	0.00	5	50,455,439.90	2	10,171,503.64	1	3,541,258.64	0	0.00	0	0.00	0	0.00	5.000043%	4.945584%	57
03/17/21	0	0.00	0	0.00	5	50,534,095.20	2	10,191,867.29	1	3,549,183.28	0	0.00	0	0.00	0	0.00	5.000085%	4.945609%	58
02/18/21	0	0.00	1	10,419,549.48	4	40,216,399.29	2	10,217,113.24	0	0.00	0	0.00	0	0.00	0	0.00	5.000163%	4.949502%	59
01/15/21	1	10,432,884.84	0	0.00	4	40,280,850.72	2	10,237,247.72	0	0.00	0	0.00	0	0.00	0	0.00	5.001777%	4.951256%	59
12/17/20	0	0.00	1	10,446,154.04	4	40,344,994.16	1	2,861,784.43	0	0.00	0	0.00	0	0.00	0	0.00	5.006368%	4.960440%	60
11/18/20	1	10,461,031.54	0	0.00	4	40,415,053.08	1	2,868,386.16	0	0.00	0	0.00	0	0.00	0	0.00	5.006420%	4.960475%	61
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 20 of 29

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	305670005	07/01/20	14	6	149,727.97	2,415,487.10	688,707.02	26,700,340.47	06/05/20	13
7	600931985	09/11/21	0	A	122,341.53	122,341.53	0.00	20,890,956.41
20	300571503	03/06/21	6	6	65,229.91	457,156.00	128,883.70	10,401,120.20	12/16/20	13
30	305670030	05/05/20	16	6	50,721.75	876,476.93	141,823.98	7,493,957.39	05/26/20	7			05/21/21
45	28000827	03/06/21	6	6	23,407.64	165,786.73	0.00	3,549,183.27	07/13/20	7			02/25/21
51	28000830	08/06/19	25	6	8,849.34	456,344.18	581,804.71	2,960,685.54	07/12/19	2			04/14/21
Totals					420,278.14	4,493,592.47	1,541,219.41	71,996,243.28
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		17,872,081	17,872,081	0		0
49 - 60 Months		544,320,079	494,368,442	36,418,130		13,533,507
> 60 Months		2,996,000	2,996,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	565,188,160	515,236,522	0	0	36,418,130	13,533,507
Sep-21	565,928,718	515,888,236	0	0	36,475,668	13,564,815
Aug-21	566,605,212	516,484,078	0	0	36,527,309	13,593,825
Jul-21	576,108,028	517,077,385	0	0	45,407,950	13,622,693
Jun-21	576,853,043	513,140,334	4,581,183	0	45,477,948	13,653,580
May-21	577,532,472	518,309,557	0	0	45,540,759	13,682,156
Apr-21	578,271,530	518,948,612	0	0	45,610,156	13,712,762
Mar-21	578,944,829	519,531,430	0	0	53,022,404	6,390,995
Feb-21	579,798,715	520,268,025	0	10,419,549	46,261,804	2,849,337
Jan-21	583,219,503	532,505,768	10,432,885	0	37,425,276	2,855,575
Dec-20	586,673,382	535,882,234	0	10,446,154	37,483,210	2,861,784
Nov-20	587,371,426	536,495,341	10,461,032	0	37,546,667	2,868,386
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	305670005	26,117,953.08	26,700,340.47	28,800,000.00	08/21/21	(282,922.15)	(0.58340)	03/31/21	01/01/26	290
20	300571503	10,300,176.54	10,401,120.20	14,700,000.00	05/03/21	(277,045.16)	(1.41300)	03/31/21	03/06/26	292
30	305670030	7,246,276.79	7,493,957.39	8,600,000.00	05/25/21	220,139.00	0.34780	12/31/20	04/05/26	232
40	300571499	4,542,511.93	4,542,511.93	7,500,000.00	10/27/15	130,769.46	1.33030	03/31/21	03/06/26	232
45	28000827	3,491,393.08	3,549,183.27	4,000,000.00	07/07/21	309,273.64	1.07520	12/31/20	12/06/25	229
51	28000830	2,795,837.62	2,960,685.54	1,800,000.00	05/21/21	(184,156.30)	(1.06180)	09/30/20	12/06/25	229
Totals		54,494,149.04	55,647,798.80	65,400,000.00		(83,941.51)

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 23 of 29

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	305670005	LO	WA	06/05/20	13

Loan transferred for Imminent Monetary Default at Borrower's request as a result of the Covid-19 pandemic. Asset recovery closely tied to pick up in airport traffic. The special servicer will dual track settlement discussions and enforcement of

	lender's rights.

20	300571503	LO	NJ	12/16/20	13

Loan transferred for Imminent Monetary Default at Borrower's request as a result of the Covid-19 pandemic. Discussions with Borrower are ongoing and Special Servicer is evaluating the appropriate next steps.

30	305670030	LO	TN	05/26/20	7

Foreclosure took place on 5/21/2021 and the property is REO. The Lender franchise agreement with IHG was executed and management company engaged to continue to operate the hotel as a Holiday Inn Express.

40	300571499	LO	VA	03/30/20	13

Special Servicer and the Obligor parties engaged in short-term forbearance discussions, however, the request for relief was rescinded by the Obligor parties. Special Servicer is attempting to enforce cash management.

45	28000827	LO	MS	07/13/20	7

Asset has been REO since 03/09/2021. Janus Hotels & Resorts is the asset manager. Asset has been performing well since it became REO, capturing corporate, leisure, and group demand. A sale is expected within the next 12-14 months.

	Recently appraised for $4.0M as-is.

51	28000830	LO	LA	07/12/19	2

A $3.2MM loan to refi a 55 room limited service Best Western hotel in Lake Charles, LA. Borrower is in payment default and cooperated with a stipulated foreclosure. Foreclosure took place on April 13th, 2021 and the property is now REO.

	Property is on-line, and beginning to operate and accommodate guests.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
32	410933179	6,986,841.71	4.95000%	6,986,841.71 4.95000%		10	06/19/20	06/11/20	08/11/20
35	28000856	6,081,185.16	5.82000%	6,069,544.69 5.82000%		10	08/06/20	08/06/20	09/11/20
36	303401010	0.00	4.60800%	0.00	4.60800%	10	06/19/20	06/11/20	07/13/20
Totals		13,068,026.87		13,056,386.40
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
26	300571487 08/17/21	8,829,245.02	19,050,000.00	9,515,940.59	480,289.42	9,515,940.59	9,035,651.17	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		8,829,245.02	19,050,000.00	9,515,940.59	480,289.42	9,515,940.59	9,035,651.17	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
26	300571487	08/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 27 of 29

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	5,449.98	0.00	0.00	11,603.57	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	3,500.00	0.00	0.00	1,926.74	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	3,500.00	0.00	0.00	520.85	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	3,500.00	0.00	0.00	10,387.93	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	22,949.98	0.00	0.00	24,439.09	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		47,389.07

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 28 of 29

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 29 of 29